Capital structure and financial items - Financial risks - Foreign exchange sensitivity analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent decrease that would impact results (in percentage)	5.00%
Effect if immediate 5% increase in foreign exchange rates of all other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit before tax	kr (153)	kr (323)
Impact on equity	5,678	8,012
Total	5,525	7,689
Effect if immediate 5% increase in foreign exchange rates of USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on profit before tax	348	148
Impact on equity	4,901	7,178
Total	kr 5,249	kr 7,326